Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Summary of Major Source of Revenue

The Company's revenues are summarized in the following table:

	For the twelve months ended June 30,
(in thousands)	2025	2024
Investment management revenue:
Management fees	$7,038	$5,906
Incentive fees	4,069	2,676
Administration and service fees	1,514	1,405
Property management fees	1,245	1,186
Real estate property sales	1,192	6,586
Project management fees	941	75
Real estate rental income	317	-
Total revenues	$16,316	$17,834